RELATED PARTY TRANSACTIONS - Summary of Awards Held by Related Parties (Details) - Key management and directors - shares	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Transactions Between Related Parties [Line Items]
Share options held by key management, executive directors and non-executive directors (in shares)	4,700,108	4,671,768
RSUs
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards held by key management and directors (in shares)	365,356	222,113
Restricted shares expense
Disclosure Of Transactions Between Related Parties [Line Items]
Other awards held by key management and directors (in shares)	44,086	56,995